Schedule I-Condensed Financial Information of Seanergy Maritime Holdings Corp. (Parent Company Only), Statements of Cash Flows (Details) - USD ($) $ in Thousands					12 Months Ended
	Dec. 21, 2016	Dec. 13, 2016	Nov. 23, 2016	Aug. 10, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statements of Cash Flows [Abstract]
Net cash used in operating activities					$ (15,339)	$ (4,737)	$ (14,858)
Cash flows from investing activities [Abstract]
Net cash (used in) / provided by investing activities					(40,779)	(201,684)	105,895
Cash flows from financing activities [Abstract]
Net proceeds from issuance of common stock	$ 1,775	$ 13,081	$ 3,210	$ 4,080
Proceeds from convertible promissory notes					9,400	15,765	0
Proceeds from related party debt					12,800	0	0
Repayments of related party debt					(6,900)	0	0
Repayments of convertible promissory notes					0	(200)	0
Restricted cash retained					(3,000)	(50)	0
Net cash provided by / (used in) financing activities					65,672	206,852	(91,239)
Net increase / (decrease) in cash and cash equivalents					9,554	431	(202)
Cash and cash equivalents at beginning of period					3,304	2,873	3,075
Cash and cash equivalents at end of period					12,858	3,304	2,873
SUPPLEMENTAL CASH FLOW INFORMATION [Abstract]
Cash paid for interest					7,973	855	10,557
Seanergy Maritime Holdings Corp. [Member]
Statements of Cash Flows [Abstract]
Net cash used in operating activities					(2,441)	(1,202)	(1,195)
Cash flows from investing activities [Abstract]
Investments in subsidiaries					(28,734)	(28,633)	(2,198)
Net cash (used in) / provided by investing activities					(28,734)	(28,633)	(2,198)
Cash flows from financing activities [Abstract]
Net proceeds from issuance of common stock					22,606	13,820	3,204
Proceeds from convertible promissory notes					9,400	15,765	0
Proceeds from related party debt					12,800	0	0
Repayments of related party debt					(6,900)	0	0
Repayments of convertible promissory notes					0	(200)	0
Restricted cash retained					0	(50)	0
Net cash provided by / (used in) financing activities					37,906	29,335	3,204
Net increase / (decrease) in cash and cash equivalents					6,731	(500)	(189)
Cash and cash equivalents at beginning of period					2,078	2,578	2,767
Cash and cash equivalents at end of period					8,809	2,078	2,578
SUPPLEMENTAL CASH FLOW INFORMATION [Abstract]
Cash paid for interest					$ 1,176	$ 222	$ 0